REVERSE ASSET ACQUISITION	12 Months Ended
Dec. 31, 2019
Asset Acquisition [Abstract]
REVERSE ASSET ACQUISITION
REVERSE ASSET ACQUISITION
As a result of the Transaction, Scorpio obtained a controlling voting interest in the Company.  Accordingly, Scorpio was identified as the accounting acquirer of the Company, and the Transaction is considered to be a reverse acquisition.  Moreover, the Company determined that the Transaction constitutes a reverse acquisition of assets rather than a reverse business combination.  The implications of this determination are as follows:

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The SOHI Assets of Scorpio, as the accounting acquirer, were recorded at their historical carrying values. On the Transaction date, there were $1.3 million of cash and cash equivalents, $24.7 million of vessels, net, and $9.0 million of non-current debt.

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The theoretical cost of the reverse acquisition is the fair value of the equity interests that the legal acquiree (the SOHI Assets) would theoretically have had to issue to give the Company’s shareholders the same percentage equity interest in the combined entity that results from the reverse acquisition. This theoretical cost was determined based on the price of the Company’s common shares on the date of the Transaction and was allocated to the Company's pre-Transaction assets and liabilities on a relative fair value basis.

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This application of purchase accounting therefore resulted in several adjustments to the assets and liabilities of the Predecessor given the difference between the fair value and their carrying value on the date of the Transaction.

There were 7,373,989 common shares of the Predecessor outstanding as of the Transaction date, of which, 1,175,474 were owned by Scorpio as a result of the Private Placement. The fair values of the common shares owned by Scorpio, and of the 6,198,515 non-controlling common shares were determined separately based on the volume-weighted average price of the Company's common shares on the closing date of the Transaction of $3.23 per share. Accordingly, the fair value of the equity of the Predecessor on the Transaction date was determined to be $23.8 million.
The Transaction price was allocated to the Company's pre-Transaction identifiable assets and liabilities on a relative fair value basis as of April 8, 2019. The purchase price allocation of the identifiable assets acquired and liabilities assumed is set forth below:

In thousands of U.S. dollars
Cash and cash equivalents	$1,657
Accounts receivable	3,212
Prepaid expenses	1,198
Fuel, lube oil, and consumables	981
Other current assets	1,098
Vessels, net (1)	154,744
Accounts payable	(1,836)
Other current liabilities (2)	(4,151)
Debt	(132,905)
Other long-term liabilities (2)	(190)
Net assets acquired and liabilities assumed	$23,808
(1)     Vessels, net - The difference between the Transaction price and the fair value of the net assets acquired, excluding vessels, was allocated to vessels which were the Company's only long-lived assets. This amount was allocated to the ten individual PSVs on a relative fair value basis (primarily by the age of each vessel). This resulted in a reduction of $20.7 million when comparing the aggregate carrying value of these vessels prior to and subsequent to the Transaction date. Additionally, a component of the cost of each vessel is related to drydock and engine overhaul costs which was estimated based on recent costs, adjusted for each individual vessel based on the estimated period until the next drydock or engine overhaul and are being depreciated on a straight-line basis over that period.
(2)     Other current and other long-term liabilities (unfavorable contracts) - Other current liabilities and other long-term liabilities include liabilities of $1.4 million and $0.1 million respectively, as a result of an analysis of term contracts for PSVs at rates below market value at the Transaction date. The resulting liabilities are recorded as an adjustment to revenues from the Transaction date until the end of the related term contracts, the last of which ends in December 2020.
Certain adjustments were made to the carrying values of the Company's pre-Transaction identifiable assets and liabilities to reflect their fair value. The most significant are described above. Most other balances were recorded at the historical carrying values of the Predecessor, as we determined that their carrying values approximated fair value. Since this was a reverse acquisition of assets rather than a business combination, there is no resultant goodwill (or bargain purchase) as a result of the purchase price allocation. Nominal transaction costs were incurred as part of the Transaction.